Supplemental Financial Information - Depreciation, Amortization and Impairment (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Freescale Semiconductor, Ltd. [Member] | In-Process Research and Development [Member]
Property, Plant and Equipment [Line Items]
Impairment charges	$ 89